Subsequent events (Details)			2 Months Ended	9 Months Ended
	Jun. 17, 2026 shares	Jan. 14, 2026 shares	Jul. 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Number of voting common Shares issued to third parties in exchange for services				2,356
Reverse stock split ratio	10	40
Number of reverse stock splits	1	1
Additional voting common shares		7,121
At the market public offering
Disclosure of non-adjusting events after reporting period [line items]
Less transaction costs | $				$ 229,551
Issue of common shares
Disclosure of non-adjusting events after reporting period [line items]
Reverse stock split ratio	10
Number of reverse stock splits	1
Additional voting common shares	48,468
Issue of common shares | At the market public offering
Disclosure of non-adjusting events after reporting period [line items]
Number of voting common Shares issued to third parties in exchange for services			1,871,347
Total gross proceeds | $			$ 4,791,043
Less transaction costs | $			$ 201,299